Produced Content, Net - Components of Produced Content, Net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Released, less amortization and impairment
Predominantly monetized with other contents	¥ 5,204,972	$ 741,703	¥ 4,444,887
Predominantly monetized on its own	50,241	7,159	61,516
Predominantly monetized with other contents and on its own, Released	5,255,213	748,862	4,506,403
In production, less impairment
Predominantly monetized with other contents	7,686,216	1,095,277	7,630,099
Predominantly monetized on its own	129,249	18,418	244,787
Predominantly monetized with other contents and on its own, Production	7,815,465	1,113,695	7,874,886
In development, less impairment
Predominantly monetized with other contents	1,164,467	165,935	946,586
Predominantly monetized on its own	86,479	12,323	49,110
Predominantly monetized with other contents and on its own, Development	1,250,946	178,258	995,696
Film monetized on its own and film monetized in film group costs	¥ 14,321,624	$ 2,040,815	¥ 13,376,985